S000051381 [Member] Expense Example - AMG River Road Focused Absolute Value Fund	Oct. 31, 2025 USD ($)
CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,219
CLASS N SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,495
CLASS Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	$ 1,172